Fees Summary	Nov. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 138,020,481.41
Previously Paid Amount	0.00
Total Fee Amount	19,060.63
Total Offset Amount	0.00
Net Fee	$ 19,060.63